Selected Quarterly Financial Information (unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure (unaudited) [Abstract]
Revenues	$ 2,643	$ 2,449	$ 2,380	$ 2,263	$ 2,338	$ 2,417	$ 2,390	$ 2,131	$ 7,674	$ 7,092	$ 9,735	$ 9,276	$ 8,783
Operating income	89	357	404	252	263	345	298	194	1,218	1,013	1,102	1,100	975
Net income (loss)	62	203	157	38	64	179	69	47	523	398	460	359	255
Net income (loss) attributable to Hilton stockholders	$ 26	$ 200	$ 155	$ 34	$ 61	$ 177	$ 66	$ 48	$ 515	$ 389	$ 415	$ 352	$ 253
Basic and diluted earnings per share	$ 0.03	$ 0.22	$ 0.17	$ 0.03	$ 0.07	$ 0.19	$ 0.07	$ 0.05	$ 0.52	$ 0.42	$ 0.45	$ 0.38	$ 0.27